Fair Value (Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis) (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets:
Derivative assets	$ 3,420	$ 6,204	$ 3,934
Liabilities:
Derivative liabilities	827	0	22
Recurring basis [Member]
Assets:
Derivative assets	3,420	6,204	3,934
Total assets at fair value	3,420	6,204	3,934
Liabilities:
Derivative liabilities	827		22
Total liabilities at fair value	827		22
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Recurring basis [Member]
Assets:
Derivative assets	0	0	0
Total assets at fair value	0	0	0
Liabilities:
Derivative liabilities	0		0
Total liabilities at fair value	0		0
Significant Other Observable Inputs (Level 2) [Member] | Recurring basis [Member]
Assets:
Derivative assets	3,420	6,204	3,934
Total assets at fair value	3,420	6,204	3,934
Liabilities:
Derivative liabilities	827		22
Total liabilities at fair value	827		22
Significant Unobservable Inputs (Level 3) [Member] | Recurring basis [Member]
Assets:
Derivative assets	0	0	0
Total assets at fair value	0	$ 0	0
Liabilities:
Derivative liabilities	0		0
Total liabilities at fair value	$ 0		$ 0